Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 6,272	¥ 5,958
Prepayments for real estate and non-current portion of prepayments to suppliers	7,256	6,732
Others	86	489
Total	¥ 13,614	¥ 13,179